Equity (Details Textuals 5) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Equity [Abstract]
Combined RBC ratio	in excess of 400%	in excess of 400%
Adjusted capital	in excess of four times of required amount	in excess of four times of required amount
Federal Reserve dividend mandate amount, per share			$ 0.74
Federal Reserve mandate amount			$ 800